Investments - Schedule of Net Investment Gain (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Realized gain from long-term investments:
Realized gain from long-term investments	$ 1,382,934	$ 336,241	$ 330,552
Trading securities [Member]
Gain (loss) from sales of short-term investments:
Gain (loss) from sales of short-term investments	51,371	(2,098)	31,097
Unrealized gain from short-term investments:
Unrealized gain from short-term investments	122,337	87,513	49,245
Held-to-maturity securities [Member]
Gain (loss) from sales of short-term investments:
Gain (loss) from sales of short-term investments	1,209,226	250,826	195,415
Realized gain from long-term investments:
Realized gain from long-term investments			$ 54,795